Schedule of Investments (unaudited) August 31, 2019	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.3%

Aerospace & Defense — 0.3%
Curtiss-Wright Corp.	1,981	$242,950
Ducommun, Inc.(a)	2,941	121,110
HEICO Corp., Class A	16,751	1,848,640
Moog, Inc., Class A	3,850	312,812
Parsons Corp.(a)	14,755	501,965
Vectrus, Inc.(a)	6,340	256,516

		3,283,993

Air Freight & Logistics — 0.4%
Echo Global Logistics, Inc.(a)	27,042	541,922
Hub Group, Inc., Class A(a)	69,668	2,999,904
Radiant Logistics, Inc.(a)(b)	52,449	255,951

		3,797,777

Airlines — 0.1%
Hawaiian Holdings, Inc.	27,028	659,753

Auto Components — 0.4%
Cooper-Standard Holdings, Inc.(a)	3,310	123,926
Dana, Inc.	235,163	2,993,625
Standard Motor Products, Inc.	16,875	747,731
Tower International, Inc.	10,141	313,661

		4,178,943

Banks — 9.2%
American National Bankshares, Inc.	3,338	114,160
Ameris Bancorp	29,554	1,040,005
Bancorp, Inc.(a)(b)	79,439	725,278
BancorpSouth Bank	6,522	179,942
Bank of Commerce Holdings	51,048	510,480
BankFinancial Corp.	12,553	146,368
Banner Corp.	72,673	3,917,801
BOK Financial Corp.	2	152
Boston Private Financial Holdings, Inc.	59,702	634,035
Cadence BanCorp	293,598	4,512,601
Capital City Bank Group, Inc.	18,838	459,270
Carolina Financial Corp.	2,310	78,886
Cathay General Bancorp	330,693	10,975,701
CenterState Bank Corp.	170,364	3,853,634
Central Pacific Financial Corp.	18,705	520,373
CVB Financial Corp.	86,437	1,778,009
Farmers National Banc Corp.	6,758	91,233
First BanCorp	11,746	112,527
First Commonwealth Financial Corp.	32,350	400,169
First Community Corp.	5,160	92,106
First Financial Corp.	42,047	1,707,108
First Financial Northwest, Inc.	71,433	980,061
First Horizon National Corp.	13,090	207,215
First Merchants Corp.	51,833	1,851,475
First Midwest Bancorp, Inc.	10,613	203,770
Fulton Financial Corp.	11,868	189,295
Glacier Bancorp, Inc.	41,178	1,634,355
Hancock Whitney Corp.	16,369	574,716
Heritage Commerce Corp.	5,944	68,891
Home BancShares, Inc.	285,249	5,054,612
Independent Bank Group, Inc.	38,800	1,897,708
Investors Bancorp, Inc.	105,770	1,174,047
Lakeland Bancorp, Inc.	103,745	1,543,726
Macatawa Bank Corp.	20,002	197,820
MBT Financial Corp.	17,436	171,570
Mercantile Bank Corp.	67,167	2,066,729
Metropolitan Bank Holding Corp.(a)	2,596	93,975
MidWestOne Financial Group, Inc.	11,467	332,199
National Bank Holdings Corp., Class A	24,742	807,579
Opus Bank	41,875	869,325
Renasant Corp.	9,792	321,080
Republic Bancorp, Inc., Class A	34,251	1,453,955
Republic First Bancorp, Inc.(a)	372,999	1,508,781
Sandy Spring Bancorp, Inc.	176,666	5,914,778
ServisFirst Bancshares, Inc.	6,254	190,122

Security	Shares	Value

Banks (continued)
Sierra Bancorp	58,975	$1,453,144
South Plains Financial, Inc.	13,659	223,461
Southern First Bancshares, Inc.(a)	746	28,475
Synovus Financial Corp.	43,233	1,536,501
TCF Financial Corp.	198,932	7,670,818
TriState Capital Holdings, Inc.(a)	389,906	7,700,643
Triumph Bancorp, Inc.(a)	10,896	326,771
United Community Banks, Inc.	111,733	2,950,869
Univest Financial Corp.	92,553	2,342,516
WesBanco, Inc.	34,086	1,166,423
West Bancorporation, Inc.	21,939	457,209
Wintrust Financial Corp.	46,513	2,922,412

		89,936,864

Beverages — 0.1%
Boston Beer Co., Inc., Class A(a)	2,893	1,268,349

Biotechnology — 7.2%
ACADIA Pharmaceuticals, Inc.(a)(b)	39,934	1,104,574
Achillion Pharmaceuticals, Inc.(a)	46,173	200,853
Acorda Therapeutics, Inc.(a)	57,880	186,952
Adamas Pharmaceuticals, Inc.(a)(b)	19,947	125,866
Aduro Biotech, Inc.(a)	89,955	110,645
Agenus, Inc.(a)	571,765	1,646,683
Akebia Therapeutics, Inc.(a)	169,634	700,588
Alder Biopharmaceuticals, Inc.(a)(b)	191,461	1,713,576
Allogene Therapeutics, Inc.(a)(b)	41,749	1,136,825
AMAG Pharmaceuticals, Inc.(a)	47,669	520,545
Amicus Therapeutics, Inc.(a)	9,054	89,544
AnaptysBio, Inc.(a)(b)	5,515	224,185
Apellis Pharmaceuticals, Inc.(a)(b)	18,533	539,310
Applied Genetic Technologies Corp.(a)	3,742	11,825
Aptinyx, Inc.(a)	24,653	83,327
Aravive, Inc.(a)	2,326	13,909
Arcus Biosciences, Inc.(a)(b)	156,020	1,218,516
Ardelyx, Inc.(a)	83,748	284,743
Arrowhead Pharmaceuticals, Inc.(a)(b)	39,366	1,345,136
Assembly Biosciences, Inc.(a)	16,132	182,453
Atara Biotherapeutics, Inc.(a)	29,747	401,584
Athersys, Inc.(a)	255,017	339,173
Audentes Therapeutics, Inc.(a)	25,220	784,342
Beyondspring, Inc.(a)	1,202	21,696
Biohaven Pharmaceutical Holding Co. Ltd.(a)	18,801	736,811
Blueprint Medicines Corp.(a)	8,078	619,340
Calithera Biosciences, Inc.(a)	233,782	928,115
Celldex Therapeutics, Inc.(a)	23	49
ChemoCentryx, Inc.(a)(b)	119,113	793,293
Chimerix, Inc.(a)	71,211	143,846
Clovis Oncology, Inc.(a)(b)	118,973	667,439
Coherus Biosciences, Inc.(a)	62,552	1,388,029
Corvus Pharmaceuticals, Inc.(a)	44,122	150,456
Crinetics Pharmaceuticals, Inc.(a)	2,694	42,727
CytomX Therapeutics, Inc.(a)	38,173	335,159
Deciphera Pharmaceuticals, Inc.(a)	44,589	1,617,689
Denali Therapeutics, Inc.(a)(b)	63,227	1,138,086
Editas Medicine, Inc.(a)	10,641	264,216
Eiger BioPharmaceuticals, Inc.(a)	8,606	93,805
Emergent BioSolutions, Inc.(a)	45,953	2,012,741
Epizyme, Inc.(a)	43,266	561,160
Esperion Therapeutics, Inc.(a)	19,975	731,884
Exact Sciences Corp.(a)	7,338	874,836
Exelixis, Inc.(a)	16,915	335,763
Fate Therapeutics, Inc.(a)	127,400	2,079,168
FibroGen, Inc.(a)	51,027	2,278,866
Genomic Health, Inc.(a)	38,169	2,926,036
Global Blood Therapeutics, Inc.(a)(b)	65,174	2,996,701
Halozyme Therapeutics, Inc.(a)	169,991	2,808,251
Insmed, Inc.(a)(b)	12,705	208,870
Intellia Therapeutics, Inc.(a)	80,179	1,137,740
Intercept Pharmaceuticals, Inc.(a)	26,338	1,690,373
Intrexon Corp.(a)(b)	140,697	821,670

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Invitae Corp.(a)	99,662	$2,417,800
Ironwood Pharmaceuticals, Inc.(a)(b)	122,753	1,142,830
MacroGenics, Inc.(a)(b)	55,730	799,168
Medicines Co.(a)	16,661	699,096
Mirati Therapeutics, Inc.(a)	7,502	614,939
Myriad Genetics, Inc.(a)	70,046	1,648,182
Natera, Inc.(a)	91,438	3,012,882
Neon Therapeutics, Inc.(a)	23,900	64,291
OPKO Health, Inc.(a)(b)	270,402	497,540
Palatin Technologies, Inc.(a)	201,489	181,562
Portola Pharmaceuticals, Inc.(a)	42,053	1,222,060
Precision BioSciences, Inc.(a)(b)	65,456	557,685
Principia Biopharma, Inc.(a)	4,554	180,794
Ra Pharmaceuticals, Inc.(a)	33,016	898,035
Radius Health, Inc.(a)	5,723	161,961
Repligen Corp.(a)	7,803	724,196
Retrophin, Inc.(a)(b)	106,803	1,344,650
Sangamo Therapeutics, Inc.(a)(b)	77,444	844,140
Seres Therapeutics, Inc.(a)	77,777	313,441
Spark Therapeutics, Inc.(a)(b)	16,394	1,596,940
Spectrum Pharmaceuticals, Inc.(a)(b)	116,812	857,400
Stemline Therapeutics, Inc.(a)	12,529	149,220
Surface Oncology, Inc.(a)	8,934	18,404
Syndax Pharmaceuticals, Inc.(a)	25,424	213,816
Tocagen, Inc.(a)	28,278	91,903
Twist Bioscience Corp.(a)	4,479	130,025
Ultragenyx Pharmaceutical, Inc.(a)(b)	15,337	835,406
UNITY Biotechnology, Inc.(a)	38,600	235,460
Unum Therapeutics, Inc.(a)	8,207	15,757
Vanda Pharmaceuticals, Inc.(a)	35,231	496,405
Veracyte, Inc.(a)	98,791	2,617,961
Xencor, Inc.(a)	65,327	2,435,391
Y-mAbs Therapeutics, Inc.(a)(b)	11,984	318,415

		70,707,724

Building Products — 1.3%
Advanced Drainage Systems, Inc.	20,248	635,585
Apogee Enterprises, Inc.	5,677	209,652
Builders FirstSource, Inc.(a)	113,360	2,204,852
Continental Building Products, Inc.(a)	46,852	1,177,859
Griffon Corp.	6,344	110,703
PGT Innovations, Inc.(a)	65,787	1,052,592
Quanex Building Products Corp.	23,246	400,296
Trex Co., Inc.(a)	16,301	1,394,225
Universal Forest Products, Inc.	150,173	5,871,764

		13,057,528

Capital Markets — 0.8%
Ares Management Corp., Class A	96,777	2,816,211
Artisan Partners Asset Management, Inc., Class A	24,858	662,217
Cohen & Steers, Inc.	30,222	1,629,872
Focus Financial Partners, Inc., Class A(a)	22,603	463,814
Hamilton Lane, Inc., Class A	5,329	331,144
Houlihan Lokey, Inc.	14,747	651,522
Piper Jaffray Cos	4,164	302,973
Stifel Financial Corp.	15,764	842,113
Westwood Holdings Group, Inc.	2,279	62,559

		7,762,425

Chemicals — 1.2%
H.B. Fuller Co.	9,481	403,985
Innophos Holdings, Inc.	26,789	752,503
Innospec, Inc.	66,480	5,529,806
Intrepid Potash, Inc.(a)(b)	106,080	315,058
Kronos Worldwide, Inc.	5,521	60,455
PolyOne Corp.	159,294	5,099,001

		12,160,808

Commercial Services & Supplies — 2.5%
ARC Document Solutions, Inc.(a)	139,824	194,355

Security	Shares	Value

Commercial Services & Supplies (continued)
CECO Environmental Corp.(a)	26,379	$183,334
Deluxe Corp.	5,448	251,044
Ennis, Inc.	50,726	1,020,100
Kimball International, Inc., Class B	18,396	322,850
McGrath RentCorp	111,233	7,122,249
Mobile Mini, Inc.	153,466	4,797,347
Steelcase, Inc., Class A	197,875	3,072,999
Tetra Tech, Inc.	37,750	3,062,280
Viad Corp.	64,634	4,177,295

		24,203,853

Communications Equipment — 1.4%
ADTRAN, Inc.	22,533	231,414
Calix, Inc.(a)	216,380	1,300,444
Ciena Corp.(a)	184,246	7,541,189
Finisar Corp.(a)	59,873	1,353,729
Infinera Corp.(a)	73,646	392,533
TESSCO Technologies, Inc.	95,660	1,413,855
ViaSat, Inc.(a)	22,107	1,753,748

		13,986,912

Construction & Engineering — 1.8%
Comfort Systems USA, Inc.	185,063	7,154,536
Construction Partners, Inc., Class A(a)	11,921	196,577
Dycom Industries, Inc.(a)	11,900	529,550
EMCOR Group, Inc.	12,101	1,058,111
MasTec, Inc.(a)(b)	123,215	7,746,527
MYR Group, Inc.(a)	24,311	696,996

		17,382,297

Consumer Finance — 0.9%
Enova International, Inc.(a)	92,790	2,217,681
FirstCash, Inc.	33,819	3,338,950
Green Dot Corp., Class A(a)	46,265	1,414,784
LendingClub Corp.(a)(b)	4,923	64,442
Regional Management Corp.(a)(b)	68,832	1,772,424

		8,808,281

Distributors — 0.2%
Core-Mark Holding Co., Inc.	63,530	2,057,737

Diversified Consumer Services — 0.3%
K12, Inc.(a)	7,907	208,349
OneSpaWorld Holdings Ltd.(a)	54,010	847,957
Strategic Education, Inc.	9,561	1,618,008
Zovio, Inc.(a)	44	100

		2,674,414

Diversified Financial Services — 0.1%
FGL Holdings	105,848	844,667

Diversified Telecommunication Services — 0.7%
Cogent Communications Holdings, Inc.	96,637	5,884,227
Consolidated Communications Holdings, Inc.	52,970	213,469
IDT Corp., Class B(a)	6,672	58,847
Ooma, Inc.(a)	58,052	725,650

		6,882,193

Electric Utilities — 1.6%
El Paso Electric Co.	20,644	1,376,955
IDACORP, Inc.	107,657	11,821,815
PNM Resources, Inc.	6,761	344,879
Portland General Electric Co.	33,481	1,904,734

		15,448,383

Electrical Equipment — 1.3%
Atkore International Group, Inc.(a)	71,083	2,062,118
AZZ, Inc.	6,060	250,096
Encore Wire Corp.	32,287	1,743,175
Generac Holdings, Inc.(a)	98,461	7,678,973
LSI Industries, Inc.	81,145	362,718
Powell Industries, Inc.	3,390	123,125

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Thermon Group Holdings, Inc.(a)	24,420	$531,135

		12,751,340

Electronic Equipment, Instruments & Components — 3.6%
Anixter International, Inc.(a)	69,503	4,168,095
Daktronics, Inc.	36,617	264,741
ePlus, Inc.(a)	6,742	550,956
Fitbit, Inc., Class A(a)(b)	1,269,238	3,921,945
Insight Enterprises, Inc.(a)	52,862	2,540,548
OSI Systems, Inc.(a)	72,001	7,560,825
PC Connection, Inc.	58,579	2,063,738
Sanmina Corp.(a)	224,797	6,496,633
ScanSource, Inc.(a)	158,279	4,472,965
Tech Data Corp.(a)	29,291	2,716,154

		34,756,600

Energy Equipment & Services — 1.1%
Archrock, Inc.	382,950	3,718,444
Basic Energy Services, Inc.(a)	1,441	1,917
Diamond Offshore Drilling, Inc.(a)	77,461	502,722
Exterran Corp.(a)	52,943	558,549
Forum Energy Technologies, Inc.(a)(b)	290,928	410,208
Independence Contract Drilling, Inc.(a)(b)	37,394	39,264
Liberty Oilfield Services, Inc., Class A	14,916	160,645
Matrix Service Co.(a)	63,018	1,252,168
Nabors Industries Ltd.	81,156	136,342
Natural Gas Services Group, Inc.(a)	13,017	140,323
Oceaneering International, Inc.(a)	71,966	932,679
Oil States International, Inc.(a)	20,046	276,434
Pioneer Energy Services Corp.(a)	286	37
ProPetro Holding Corp.(a)	170,106	1,811,629
Seadrill Ltd.(a)(b)	25,412	59,718
Superior Energy Services, Inc.(a)	1,065,991	356,894
Transocean Ltd.(a)	30,422	138,420
US Silica Holdings, Inc.	35,545	361,493

		10,857,886

Entertainment — 0.1%
Glu Mobile, Inc.(a)	112,006	497,307
Marcus Corp.	28,262	948,473

		1,445,780

Equity Real Estate Investment Trusts (REITs) — 7.7%
Acadia Realty Trust	153,322	4,193,357
Chesapeake Lodging Trust	30,369	782,002
City Office REIT, Inc.	182,263	2,467,841
CoreCivic, Inc.	35,477	601,335
CorePoint Lodging, Inc.	53,459	486,477
DiamondRock Hospitality Co.	64,942	615,001
EastGroup Properties, Inc.	120,075	14,951,739
First Industrial Realty Trust, Inc.	197,815	7,704,894
Four Corners Property Trust, Inc.	313,417	8,929,250
Hersha Hospitality Trust	240,351	3,340,879
National Storage Affiliates Trust	227,998	7,628,813
NexPoint Residential Trust, Inc.	32,918	1,527,395
Plymouth Industrial REIT, Inc.	7,436	138,756
QTS Realty Trust, Inc., Class A	66,664	3,270,536
Retail Value, Inc.	1,835	67,877
RLJ Lodging Trust	457,114	7,409,818
Ryman Hospitality Properties, Inc.	62,637	4,989,663
Senior Housing Properties Trust	22,076	187,425
Summit Hotel Properties, Inc.	354,342	3,954,457
Sunstone Hotel Investors, Inc.	93,979	1,234,884
Xenia Hotels & Resorts, Inc.	21,368	431,847

		74,914,246

Food & Staples Retailing — 0.5%
BJ’s Wholesale Club Holdings, Inc.(a)(b)	35,576	934,226
Natural Grocers by Vitamin Cottage, Inc.(a)	21,265	200,742

Performance Food Group Co.(a)(b)	70,102	3,280,073

		4,415,041

Security	Shares	Value

Food Products — 1.4%
Calavo Growers, Inc.	16,615	$1,472,920
Freshpet, Inc.(a)(b)	20,932	1,027,343
J&J Snack Foods Corp.	12,534	2,419,814
John B. Sanfilippo & Son, Inc.	68,385	6,332,451
Landec Corp.(a)(b)	21,678	238,241
Simply Good Foods Co.(a)	70,089	2,076,737

		13,567,506

Gas Utilities — 0.9%
Chesapeake Utilities Corp.	40,294	3,811,007
Northwest Natural Holding Co.	3,169	226,140
Southwest Gas Holdings, Inc.	55,723	5,083,609

		9,120,756

Health Care Equipment & Supplies — 2.7%
Accuray, Inc.(a)	133,788	358,552
AtriCure, Inc.(a)	55,697	1,525,541
Cardiovascular Systems, Inc.(a)	36,282	1,757,137
Cerus Corp.(a)	38	204
CONMED Corp.	15,607	1,572,717
CryoLife, Inc.(a)	7,792	208,826
GenMark Diagnostics, Inc.(a)	18,462	110,587
Globus Medical, Inc., Class A(a)	27,293	1,393,854
Inogen, Inc.(a)(b)	58,576	2,716,169
Integer Holdings Corp.(a)	34,344	2,486,506
iRadimed Corp.(a)	13,648	261,769
iRhythm Technologies, Inc.(a)	23,577	1,794,681
Merit Medical Systems, Inc.(a)	73,903	2,570,346
Neogen Corp.(a)	4,411	311,064
Novocure Ltd.(a)(b)	70,183	6,376,827
NuVasive, Inc.(a)	2,271	144,254
Penumbra, Inc.(a)	7,371	1,072,849
RTI Surgical Holdings, Inc.(a)	34,301	109,077
SI-BONE, Inc.(a)(b)	20,043	389,636
Tandem Diabetes Care, Inc.(a)	11,195	810,854

		25,971,450

Health Care Providers & Services — 3.1%
AMN Healthcare Services, Inc.(a)(b)	62,036	3,622,902
Chemed Corp.	12,437	5,340,821
CorVel Corp.(a)	1,326	111,689
Diplomat Pharmacy, Inc.(a)	49,333	286,625
Ensign Group, Inc.	13,471	672,203
Enzo Biochem, Inc.(a)(b)	67,209	218,429
HealthEquity, Inc.(a)(b)	90,430	5,367,925
LHC Group, Inc.(a)	10,031	1,188,673
Magellan Health, Inc.(a)	10,287	648,184
Patterson Cos., Inc.	81,518	1,362,981
PetIQ, Inc.(a)(b)	8,374	265,121
Select Medical Holdings Corp.(a)	73,363	1,189,948
Surgery Partners, Inc.(a)(b)	33,986	218,870
Tenet Healthcare Corp.(a)	13,223	286,278
Tivity Health, Inc.(a)	8,710	159,045
U.S. Physical Therapy, Inc.	68,751	9,179,634

		30,119,328

Health Care Technology — 1.6%
Allscripts Healthcare Solutions, Inc.(a)(b)	350,623	3,183,657
Castlight Health, Inc., Class B(a)	231,147	325,917
Evolent Health, Inc., Class A(a)(b)	265,800	1,826,046
Health Catalyst, Inc.(a)(b)	8,768	349,492
HMS Holdings Corp.(a)	28,411	1,037,854
Inovalon Holdings, Inc., Class A(a)	10,395	175,883
NextGen Healthcare, Inc.(a)	45,392	645,020
Omnicell, Inc.(a)(b)	72,086	5,175,775
Phreesia, Inc.(a)	6,815	182,438
Teladoc Health, Inc.(a)(b)	30,655	1,774,311
Vocera Communications, Inc.(a)(b)	23,303	534,804

		15,211,197

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure — 3.8%
BJ’s Restaurants, Inc.	108,101	$3,939,200
Bloomin’ Brands, Inc.	152,189	2,745,490
Boyd Gaming Corp.	158,796	3,817,456
Brinker International, Inc.	34,080	1,295,040
Century Casinos, Inc.(a)	30,005	230,438
Churchill Downs, Inc.	42,280	5,211,433
Denny’s Corp.(a)	57,838	1,364,398
Eldorado Resorts, Inc.(a)	15,078	580,654
International Speedway Corp., Class A	11,921	536,683
J. Alexander’s Holdings, Inc.(a)	60,495	713,841
Marriott Vacations Worldwide Corp.	20,969	2,067,334
Penn National Gaming, Inc.(a)	187,916	3,602,350
Planet Fitness, Inc., Class A(a)	8,112	572,788
Ruth’s Hospitality Group, Inc.	41,744	811,921
Speedway Motorsports, Inc.	5,801	114,570
Target Hospitality Corp.(a)(b)	210,725	1,285,422
Texas Roadhouse, Inc.	157,188	8,088,894

		36,977,912

Household Durables — 2.6%
Bassett Furniture Industries, Inc.	13,732	167,256
GoPro, Inc., Class A(a)	141,020	545,747
Helen of Troy Ltd.(a)	6,318	969,876
KB Home	44,373	1,246,438
La-Z-Boy, Inc.	15,984	509,410
LGI Homes, Inc.(a)	4,298	350,330
M/I Homes, Inc.(a)	69,784	2,521,994
MDC Holdings, Inc.	327,658	12,670,535
Meritage Homes Corp.(a)	37,963	2,480,502
TopBuild Corp.(a)	33,680	3,119,442
TRI Pointe Group, Inc.(a)	31,942	447,188
ZAGG, Inc.(a)(b)	78,232	501,467

		25,530,185

Household Products — 0.0%
Central Garden & Pet Co.(a)	11,674	308,427

Independent Power and Renewable Electricity Producers — 0.2%
TerraForm Power, Inc., Class A	85,995	1,458,475

Insurance — 1.8%
CNO Financial Group, Inc.	353,835	5,123,531
Employers Holdings, Inc.	33,824	1,458,829
Genworth Financial, Inc., Class A(a)	706	3,128
Global Indemnity Ltd.	5,750	148,062
Hallmark Financial Services, Inc.(a)	4,128	72,570
HCI Group, Inc.	8,842	344,573
Heritage Insurance Holdings, Inc.	16,129	211,451
James River Group Holdings Ltd.	23,691	1,167,492
Kinsale Capital Group, Inc.	73,553	7,225,111
National General Holdings Corp.	22,859	539,015
Protective Insurance Corp., Class B	22,464	363,917
Stewart Information Services Corp.	9,395	336,529
United Fire Group, Inc.	7,683	346,964
Universal Insurance Holdings, Inc.	10,378	259,450

		17,600,622

Interactive Media & Services — 1.1%
Care.com, Inc.(a)	78,420	775,574
Cargurus, Inc.(a)(b)	102,443	3,341,691
Cars.com, Inc.(a)	75,998	677,142
EverQuote, Inc., Class A(a)	37,155	831,900
Meet Group, Inc.(a)	21,570	74,416
QuinStreet, Inc.(a)	37,553	429,982
TrueCar, Inc.(a)	161,953	641,334
Yelp, Inc.(a)	126,767	4,247,962

		11,020,001

Internet & Direct Marketing Retail — 0.4%
1-800-Flowers.com, Inc., Class A(a)	68,994	1,015,592
Etsy, Inc.(a)(b)	29,008	1,531,332

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Rubicon Project, Inc.(a)	31,073	$317,877
Stitch Fix, Inc., Class A(a)	41,408	789,236
U.S. Auto Parts Network, Inc.(a)	176	259

		3,654,296

IT Services — 1.8%
CSG Systems International, Inc.	106,065	5,714,782
Hackett Group, Inc.	172,138	2,776,586
I3 Verticals, Inc., Class A(a)	6,216	140,606
International Money Express, Inc.(a)	114,016	1,486,769
LiveRamp Holdings, Inc.(a)	9,840	416,822
ManTech International Corp., Class A	48,844	3,432,756
NIC, Inc.	71,196	1,482,301
Perficient, Inc.(a)	41,902	1,543,670
Presidio, Inc.	23,448	375,637
Science Applications International Corp.	6,085	535,541

		17,905,470

Leisure Products — 0.2%
Malibu Boats, Inc., Class A(a)	34,590	962,294
MasterCraft Boat Holdings, Inc.(a)	40,227	609,439

		1,571,733

Life Sciences Tools & Services — 1.0%
Adaptive Biotechnologies Corp.(a)	9,178	466,701
Luminex Corp.	13,195	270,497
Medpace Holdings, Inc.(a)(b)	37,758	3,055,000
NanoString Technologies, Inc.(a)	55,327	1,409,732
NeoGenomics, Inc.(a)	93,212	2,328,436
Personalis, Inc.(a)(b)	7,951	153,852
Syneos Health, Inc.(a)	35,188	1,848,426

		9,532,644

Machinery — 3.3%
Albany International Corp., Class A	21,071	1,732,458
Briggs & Stratton Corp.	40,780	176,170
Columbus McKinnon Corp.	4,752	153,822
ESCO Technologies, Inc.	90,732	6,907,427
Hillenbrand, Inc.	86,757	2,380,612
John Bean Technologies Corp.	8,672	887,319
L.B. Foster Co., Class A(a)	1,525	30,363
Meritor, Inc.(a)	41,547	698,821
Milacron Holdings Corp.(a)	10,422	165,189
Miller Industries, Inc.	35,579	1,113,267
Navistar International Corp.(a)	5,933	136,459
Park-Ohio Holdings Corp.	11,380	309,422
Rexnord Corp.(a)(b)	132,215	3,461,389
SPX Corp.(a)	8,926	338,742
Terex Corp.	4,950	122,908
TriMas Corp.(a)	51,059	1,500,113
Wabash National Corp.	28,494	388,658
Watts Water Technologies, Inc., Class A	68,776	6,301,945
Woodward, Inc.	51,893	5,596,660

		32,401,744

Media — 0.7%
Cardlytics, Inc.(a)	4,367	164,068
Emerald Expositions Events, Inc.	47,054	449,836
Entravision Communications Corp., Class A	341,723	1,045,672
EW Scripps Co., Class A	34,875	431,055
Gray Television, Inc.(a)	81,355	1,244,731
Hemisphere Media Group, Inc.(a)	9,700	115,139
Marchex, Inc., Class B(a)	20,112	68,381
MSG Networks, Inc., Class A(a)(b)	189,921	3,114,704
New Media Investment Group, Inc.	62,005	544,404

		7,177,990

Metals & Mining — 1.4%
Carpenter Technology Corp.	14,134	687,478
Kaiser Aluminum Corp.	47,609	4,210,064
Materion Corp.	94,252	5,545,788

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Olympic Steel, Inc.	38,233	$411,005
Ryerson Holding Corp.(a)(b)	125,425	861,670
Schnitzer Steel Industries, Inc., Class A	46,890	1,038,145
TimkenSteel Corp.(a)	13,519	70,569
Warrior Met Coal, Inc.	41,526	867,893

		13,692,612

Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Apollo Commercial Real Estate Finance, Inc.	23,866	442,714
Ellington Financial, Inc.	201,928	3,527,682
Exantas Capital Corp.	3,775	42,318
Invesco Mortgage Capital, Inc.	468,202	7,037,076
Ladder Capital Corp.	5,077	85,192
Western Asset Mortgage Capital Corp.	17,981	169,021

		11,304,003

Multi-Utilities — 0.4%
Avista Corp.	48,201	2,260,627
Black Hills Corp.	24,515	1,880,546

		4,141,173

Oil, Gas & Consumable Fuels — 1.5%
Arch Coal, Inc., Class A	23,172	1,774,048
Ardmore Shipping Corp.(a)	16,791	104,776
Brigham Minerals, Inc., Class A	44,456	888,675
Carrizo Oil & Gas, Inc.(a)	45,219	374,866
Delek U.S. Holdings, Inc.	21,004	687,881
Denbury Resources, Inc.(a)	163,309	176,374
Evolution Petroleum Corp.	298,203	1,765,362
Matador Resources Co.(a)	58,617	917,356
Montage Resources Corp.(a)	1	3
Northern Oil and Gas, Inc.(a)(b)	330,955	608,957
Oasis Petroleum, Inc.(a)	819,711	2,557,498
Pacific Ethanol, Inc.(a)(b)	221,255	142,709
Par Pacific Holdings, Inc.(a)	48,682	1,058,347
Penn Virginia Corp.(a)	6,213	177,070
Scorpio Tankers, Inc.	17,676	464,702
SM Energy Co.	8,270	78,400
Southwestern Energy Co.(a)	353,039	557,802
Talos Energy, Inc.(a)	131,002	2,494,278
Teekay Corp.	17,873	65,594
W&T Offshore, Inc.(a)	59,968	262,660

		15,157,358

Paper & Forest Products — 0.4%
Boise Cascade Co.	126,713	3,978,788
Neenah, Inc.	1,755	111,934

		4,090,722

Personal Products — 0.2%
Medifast, Inc.	8,451	844,762
Natural Health Trends Corp.	33,103	250,259
USANA Health Sciences, Inc.(a)(b)	11,077	752,904

		1,847,925

Pharmaceuticals — 1.9%
Acer Therapeutics, Inc.(a)(b)	30,822	83,219
Amneal Pharmaceuticals, Inc.(a)	199,462	508,628
Amphastar Pharmaceuticals, Inc.(a)	67,895	1,524,922
ANI Pharmaceuticals, Inc.(a)	4,127	270,318
Corcept Therapeutics, Inc.(a)	134,244	1,692,817
Dermira, Inc.(a)	30,864	247,221
Endo International PLC(a)	160,237	379,762
Horizon Therapeutics PLC(a)	151,465	4,184,978
Innoviva, Inc.(a)	102,853	1,192,066
Intersect ENT, Inc.(a)(b)	41,291	676,347
Intra-Cellular Therapies, Inc.(a)	11,442	97,944
Mallinckrodt PLC(a)	26,781	69,363
NGM Biopharmaceuticals, Inc.(a)	43,964	779,482
Pacira BioSciences, Inc.(a)	9,517	354,413
Phibro Animal Health Corp., Class A	26,197	540,968

Security	Shares	Value

Pharmaceuticals (continued)
Prestige Consumer Healthcare, Inc.(a)	163,933	$5,226,184
Reata Pharmaceuticals, Inc., Class A(a)	8,693	670,230
Supernus Pharmaceuticals, Inc.(a)	11,212	303,060
Xeris Pharmaceuticals, Inc.(a)(b)	22,970	266,222

		19,068,144

Professional Services — 2.3%
CRA International, Inc.	40,523	1,575,939
FTI Consulting, Inc.(a)	3,440	372,002
Insperity, Inc.	120,291	11,916,026
Kforce, Inc.	122,787	3,995,489
TriNet Group, Inc.(a)	71,063	4,770,459
TrueBlue, Inc.(a)	18,764	364,209

		22,994,124

Real Estate Management & Development — 0.4%
Marcus & Millichap, Inc.(a)	38,462	1,387,709
RE/MAX Holdings, Inc., Class A	86,559	2,221,970
Realogy Holdings Corp.	53,478	255,625

		3,865,304

Road & Rail — 0.4%
Covenant Transportation Group, Inc., Class A(a)	73,940	1,063,257
Daseke, Inc.(a)(b)	21,439	37,733
Marten Transport Ltd.	62,017	1,219,874
Universal Logistics Holdings, Inc.	75,106	1,573,471

		3,894,335

Semiconductors & Semiconductor Equipment — 2.0%
Alpha & Omega Semiconductor Ltd.(a)(b)	26,473	311,852
Amkor Technology, Inc.(a)	708,599	6,200,241
Aquantia Corp.(a)(b)	10,898	143,636
Cirrus Logic, Inc.(a)(b)	229,105	12,289,192
Synaptics, Inc.(a)	25,059	802,389

		19,747,310

Software — 4.9%
A10 Networks, Inc.(a)(b)	141,095	979,199
ACI Worldwide, Inc.(a)	4,584	136,511
Alarm.com Holdings, Inc.(a)	41,655	1,982,778
Avalara, Inc.(a)	7,975	672,611
Benefitfocus, Inc.(a)	113,965	2,976,766
Box, Inc., Class A(a)(b)	145,012	2,121,526
Cloudera, Inc.(a)(b)	70,676	504,627
Cornerstone OnDemand, Inc.(a)	55,522	2,896,583
Domo, Inc., Class B(a)(b)	22,455	557,558
j2 Global, Inc.	33,675	2,848,905
LivePerson, Inc.(a)	35,535	1,412,161
Medallia, Inc.(a)	15,960	568,495
Paylocity Holding Corp.(a)	105,643	11,538,328
Progress Software Corp.	7,404	279,723
PROS Holdings, Inc.(a)	21,783	1,547,029
Rapid7, Inc.(a)	27,175	1,459,026
RealNetworks, Inc.(a)	1,024	1,649
RingCentral, Inc., Class A(a)	37,354	5,271,770
SPS Commerce, Inc.(a)	69,538	3,514,451
SVMK, Inc.(a)	26,050	436,077
Telenav, Inc.(a)	119,517	1,352,932
Workiva, Inc.(a)	21,345	1,026,908
Yext, Inc.(a)(b)	169,656	2,675,475
Zendesk, Inc.(a)	21,075	1,690,215

		48,451,303

Specialty Retail — 2.7%
Aaron’s, Inc.	62,532	4,008,927
American Eagle Outfitters, Inc.	135,985	2,287,268
America’s Car-Mart, Inc.(a)	10,152	870,839
Asbury Automotive Group, Inc.(a)	77,283	7,287,787
Hibbett Sports, Inc.(a)(b)	9,331	154,335
Lithia Motors, Inc., Class A	48,490	6,355,584
MarineMax, Inc.(a)	62,004	896,578

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Sonic Automotive, Inc., Class A	124,584	$3,352,555
Tilly’s, Inc., Class A	42,011	449,938
Zumiez, Inc.(a)	45,810	1,190,144

		26,853,955

Textiles, Apparel & Luxury Goods — 1.4%
Crocs, Inc.(a)	78,306	1,746,224
Fossil Group, Inc.(a)	25,682	328,730
G-III Apparel Group Ltd.(a)(b)	117,646	2,412,919
Oxford Industries, Inc.	70,616	4,927,584
Rocky Brands, Inc.	20,909	609,288
Steven Madden Ltd.	70,526	2,342,874
Wolverine World Wide, Inc.	34,179	886,945

		13,254,564

Thrifts & Mortgage Finance — 2.7%
Essent Group Ltd.	169,080	8,200,380
Federal Agricultural Mortgage Corp., Class C	52,409	4,315,881
First Defiance Financial Corp.	39,478	1,032,350
Merchants Bancorp	5,635	89,371
Meridian Bancorp, Inc.	53,244	930,705
MGIC Investment Corp.	25,486	322,398
NMI Holdings, Inc., Class A(a)	11,279	319,647
Provident Financial Services, Inc.	4,650	110,716
Radian Group, Inc.	63,587	1,433,887
Riverview Bancorp, Inc.	228,845	1,613,357
United Community Financial Corp.	207,455	2,001,941
Walker & Dunlop, Inc.	7,494	418,615
Washington Federal, Inc.	160,700	5,720,920

		26,510,168

Tobacco — 0.5%
Turning Point Brands, Inc.	11,679	418,692
Vector Group Ltd.	362,467	4,233,615

		4,652,307

Trading Companies & Distributors — 2.5%
Applied Industrial Technologies, Inc.	153,272	8,183,192
BMC Stock Holdings, Inc.(a)	169,903	4,320,633
DXP Enterprises, Inc.(a)	16,208	525,950
Foundation Building Materials, Inc.(a)	100,474	1,721,120
GATX Corp.	16,907	1,254,838
GMS, Inc.(a)	22,124	651,773
H&E Equipment Services, Inc.	100,861	2,449,914
Herc Holdings, Inc.(a)	56,725	2,341,608
Lawson Products, Inc.(a)	5,808	211,702

Security	Shares	Value

Trading Companies & Distributors (continued)
MRC Global, Inc.(a)	15,875	$199,549
Rush Enterprises, Inc., Class A	73,531	2,655,204
Titan Machinery, Inc.(a)	14,335	215,885

		24,731,368

Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc.(a)	90,729	1,167,682

Total Common Stocks — 98.3% (Cost: $947,825,352)		962,797,887

Rights — 0.0%

Metals & Mining — 0.0%
Pan American Silver Corp. — CVR(a)(c)	125,419	26,338

Total Rights — 0.0% (Cost: $—)		26,338

Total Long-Term Investments — 98.3% (Cost: $947,825,352)		962,824,225

Short-Term Securities — 5.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.99%(d)(f)	3,721,960	3,721,960
SL Liquidity Series, LLC, Money Market Series, 2.29%(d)(e)(f)	50,664,169	50,674,302

Total Short-Term Securities — 5.6% (Cost: $54,392,059)		54,396,262

Total Investments — 103.9% (Cost: $1,002,217,411)		1,017,220,487

Liabilities in Excess of Other Assets — (3.9)%		(38,128,821)

Net Assets — 100.0%		$979,091,666

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)

During the period ended August 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/19	Net Activity	Shares Held at 08/31/19	Value at 08/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	30,107,987	(26,386,027)	3,721,960	$3,721,960	$70,146		$—	$—
SL Liquidity Series, LLC, Money Market Series	32,030,621	18,633,548	50,664,169	50,674,302	52,763	(b)	1,409	(1,254)

				$54,396,262	$122,909		$1,409	$(1,254)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Advantage Small Cap Core Fund

Portfolio Abbreviation

CVR	Contingent Value Rights

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	142	09/20/19	$10,609	$(100,542)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$962,797,887	$—	$—	$962,797,887
Rights(a)	—	—	26,338	26,338
Short-Term Securities	3,721,960	—	—	3,721,960

Subtotal	$966,519,847	$—	$26,338	$966,546,185

Investments Valued at Net Asset Value (“NAV”)(b)				50,674,302

Total Investments				$1,017,220,487

Derivative Financial Instruments(c)
Liabilities:
Equity contracts	$(100,542)	$—	$—	$(100,542)

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.